Equity settled share-based transactions - Movement of restricted shares (Details)	12 Months Ended
	Dec. 31, 2022 item	Dec. 31, 2021 item
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the year (in shares)	0
Vested and not subject to claw-back during the year	1,102,111
Outstanding at the end of the year (in shares)	2,360,267	0
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the year (in shares)	0	451,682
Vested and not subject to claw-back during the year		(451,682)
Outstanding at the end of the year (in shares)		0